CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2020
Capital Management [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
CI’s objectives in managing capital are to maintain a capital structure that allows CI to meet its growth strategies and build long-term shareholder value, while satisfying its financial obligations and meeting its long-term debt covenants. CI’s capital comprises shareholders’ equity and long-term debt (including the current portion of long-term debt).
CI and its subsidiaries are subject to minimum regulatory capital requirements whereby sufficient cash and other liquid assets must be on hand to maintain capital requirements rather than using them in connection with its business. As at December 31, 2020, cash and cash equivalents of $14,680 [December 31, 2019 – $12,810] were required to be on hand for regulatory capital maintenance. Failure to maintain required regulatory capital by CI may result in fines, suspension or revocation of registration by the relevant securities regulator. CI from time to time provides loans to its subsidiaries for operating purposes and may choose to subordinate these loans in favour of general creditors. The repayment of subordinated loans is subject to regulatory approval. As at December 31, 2020 and December 31, 2019, CI met its capital requirements.
CI’s capital consists of the following:

	As at	As at
	December 31, 2020	December 31, 2019
	$	$
Shareholders’ equity	1,582,447	1,493,988
Long-term debt	2,456,116	1,604,494
Total capital	4,038,563	3,098,482